Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
Accounting policies
Lessee
The Company assesses at inception of the contract whether a contract is or contains a lease. This assessment involves determining whether the Company obtains substantially all the economic benefits from the use of that asset, and whether the Company has the right to direct the use of the asset. When these conditions are met, the Company recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date, except for short-term leases of 12 months or less, which are expensed in the statements of loss on a straight-line basis over the lease term.
At inception, the ROU asset comprises the initial lease liability, initial direct costs, and any obligations to refurbish the asset, less any incentives granted by the lessors.
The ROU asset is depreciated over the shorter of the duration of the lease contract (including contractually agreed optional extension periods whose exercise is deemed to be reasonably certain) and the useful life of the underlying asset.
The ROU asset is subject to testing for impairment if there is an indicator for impairment, as for owned assets.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that is not readily determinable, the incremental borrowing rate (“IBR”) at the lease commencement date. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment. Lease payments can include fixed payments; variable payments that depend on an index or rate known at the commencement date; and extension option payments or purchase options that the Company is reasonably certain to exercise.
The lease liability is subsequently measured at amortized cost using the effective interest rate method and remeasured (with a corresponding adjustment to the related ROU asset) when there is a change in future lease payments due to renegotiation, changes in an index or rate, or a reassessment of options.
Some of the Company’s leases include options to extend the lease, and these options are included in the lease term to the extent they are reasonably certain to be exercised.
Lessor
The Company leases out laboratory equipment to certain customers. These leases are classified as finance leases as the Company transfers substantially all the risks and rewards incidental to ownership of the asset to the customer.
At the commencement of the lease term, the Company records revenue and the associated costs of sales, being the sale proceeds at fair value of the asset (computed at cost plus a margin) and the cost of the asset, derecognizes the leased asset from inventory, and recognizes a finance lease receivable on the balance sheet equal to the net investment in the lease. The Company notes these lease agreements ended during 2023, and as of December 31, 2024 and 2023, the Company did not have any leases of laboratory equipment.
Company leases
During the year ended December 31, 2024, the Company entered into one office lease as described below.
Rolle office
On March 3, 2021, the Company entered into a 120-month lease for office space in Rolle, Switzerland primarily to support the expansion of the research and development department. The lease in total is for approximately 65,860 square feet, including an additional 21,258 square feet based on a lease amendment as described below, with the Company gaining access to areas on prescribed dates. The Company gained access to 38,761 square feet on July 1, 2021, 5,840 square feet on January 1, 2022, and the remaining 21,258 square feet on February 1, 2023. The expected lease commitments resulting from this contract are less than $0.1 million in 2021, $0.5 million in 2022, $1.0 million in 2023, and $1.14 million from 2024 onward. The expected lease commitments are linked to changes in the Swiss Consumer Price Index as published by Swiss Federal Statistical Office.
On January 25, 2022, the Company entered into an amendment to the lease for office space in Rolle, Switzerland. The amendment provides the Company with an additional floor of approximately 21,258 square feet with lease commencement initiating on April 1, 2022. Upon commencement of the lease, the Company recorded a right-of-use asset of $4.5 million and a lease liability of $4.5 million.
The Company makes fixed payments and additional variable payments depending on the usage of the asset during the contract period. Upon commencement of the lease, the Company recorded a ROU asset of $7.7 million and a lease liability of $8.5 million. The difference between the ROU and lease liability of $0.8 million is driven by lease incentives and expected restoration costs.
Boston office
On June 27, 2024, the Company entered into a 73-month lease for office space in Boston, Massachusetts primarily to support the expansion of the Company’s growth in the United States. The lease in total is for approximately 12,807 square feet. The Company makes fixed payments and additional variable payments depending on the usage of the asset during the contract period. Upon gaining access to the space in September 2024, the Company recorded a right-of-use asset of $2.0 million and a lease liability of $1.9 million. The difference between the ROU and lease liability of less than $0.1 million is driven by initial direct costs to obtain the lease.
Bidart office
On June 1, 2023, the Company entered into a 108-month lease for office space in Bidart, France primarily to support the expansion of the research and development department and the Company’s administrative functions. The lease in total is for approximately 13,509 square feet. Upon commencement of the lease, the Company recorded a right-of-use asset of $2.3 million and a lease liability of $2.3 million. The expected lease commitments resulting from this contract are $0.1 million in 2023 and $0.3 million per year from 2024 onward.
Leases
Generally, lease terms for office buildings are between one and ten years. Any leases with terms less than 12 months and/or with low value are expensed in accordance with the IFRS 16 practical expedients for short-term leases and low-value leases. These expenses amounted to $0.1 million, less than $0.1 million, and $0.2 million for the years ended December 31, 2024, 2023, and 2022, respectively. The Company had cash outflows related to leases less than 12 months and/or with low value of $0.1 million, less than $0.1 million, and $0.2 million for the years ended December 31, 2024, 2023, and 2022, respectively.
The Company has lease liabilities amounting to $12.1 million and $17.8 million for the years ended December 31, 2024 and 2023, respectively, that are linked to consumer price indices in Switzerland and France.
The future cash flow in relation to short-term leases and leases of low value assets is disclosed in Note 25 — “Commitments and contingencies.”
The future cash flow in relation to leases accounted for under IFRS 16 is disclosed in Note 26 — “Financial instruments and risks.”
The Company has several leases with extension and termination options. Management determines, on the basis of the business needs, whether they expect to exercise these options.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that is not readily determinable, the IBR at the lease commencement date. The IBR is the rate of interest that the Company would have had to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment. On the basis of this policy, the IBRs used by the Company to discount lease payments outstanding at December 31, 2024 and 2023, respectively, in the countries in which it has recognized right-of-use assets and lease liabilities have been in the range of 2.76% to 11.42% and 2.61% to 4.82%, respectively. The Company notes the variation in IBRs used is due to the timing of lease commencement as well as geographical differences based on the physical location of the lease.
The following table presents the movements in the ROUs (in USD thousands):

	2024	2023
As of January 1	$15,635	$14,268
Additions	2,159	3,814
Depreciation charge	(2,640)	(3,646)
Currency translation effects	(986)	1,199
As of December 31	$14,168	$15,635
The following table presents the movements in the lease liabilities (in USD thousands):

	2024	2023
As of January 1	$18,601	$16,743
Additions	2,152	2,249
Principal paid	(2,750)	(2,816)
Interest paid	(574)	(545)
Non-cash interest	574	545
Currency translation effects	(1,210)	2,425
As of December 31	$16,793	$18,601